Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net loss for the year	$ (11,619)	$ (11,074)	$ (5,077)
Adjustments for items not involving cash:
Depreciation expense	34	56	67
Foreign currency translation (Note 9)	556	(148)	0
Finance costs (Notes 9 and 10)	719	68	36
Gain on change in decommissioning provision (Note 10)	0	(3)	(64)
Share-based compensation (Note 12)	677	842	1,104
Tax deduction recovery (Note 14)	0	(267)	0
Change in non-cash working capital items:
Other receivables and prepaid expenses	(10)	23	(176)
Accounts payable and accrued liabilities	(251)	1,114	85
Cash flows from (used in) operating activities	(9,894)	(9,389)	(4,025)
Financing Activities
Loan proceeds (repayment), net of transaction costs (Note 9)	(13,107)	12,563	0
Loan interest (Note 9)	(546)	(25)	0
Capital stock issued, net of share issue costs (Note 11)	19,839	0	11,090
Small lot shareholder cancellation (Note 11)	(18)	0	0
Proceeds from exercise of warrants (Note 11)	0	0	142
Cash flows from (used in) financing activities	6,168	12,538	11,232
Investing Activities
Redemption of short-term investments (Note 4)	0	13	0
Sale of marketable securities (Note 5)	0	0	936
Cash flows from (used in) investing activities	0	13	936
Net change in cash and cash equivalents	(3,726)	3,162	8,143
Cash and cash equivalents, beginning of year	12,979	9,817	1,674
Net change in cash and cash equivalents	(3,726)	3,162	8,143
Cash and cash equivalents, end of year	$ 9,253	$ 12,979	$ 9,817